Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 325,151	$ 1,121,103
Prepaid expenses	296,806	366,500
Total current assets	621,957	1,487,603
Cash and investments held in Trust Account	345,042,590	345,082,119
Total Assets	345,664,547	346,569,722
Current liabilities:
Accounts payable and accrued expenses	226,250	292,647
Total current liabilities	226,250	292,647
Warrant liabilities	31,712,669	40,685,669
Deferred underwriting compensation	12,075,000	12,075,000
Total Liabilities	44,013,919	53,053,316
Commitments and Contingencies
Class A common stock subject to possible redemption; 29,665,062 and 28,851,640 shares at redemption value of $10.00 per share at March 31, 2021 and December 31, 2020, respectively	296,650,620	288,516,400
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 4,834,938 and 5,648,360 shares issued and outstanding (excluding 29,665,062 and 28,851,640 shares subject to possible redemption) at March 31, 2021 and December 31, 2020, respectively.	483	565
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding	863	863
Additional paid-in capital	14,239,874	22,374,012
Accumulated deficit	(9,241,212)	(17,375,434)
Total Stockholders’ Equity	5,000,008	5,000,006
Total Liabilities and Stockholders’ Equity	$ 345,664,547	$ 346,569,722